STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 8,581,316
Employer contributions	3,956,911
Employee rollovers	2,511,427
Total contributions	15,049,654
Investment income:
Net appreciation in fair value of investments	11,668,422
Interest and dividends	3,863,537
Total income	15,531,959
Total additions	30,581,613
Deductions from net assets attributable to:
Miscellaneous fees	232,304
Benefits paid to participants	15,310,823
Total deductions	15,543,127
Net increase in net assets available for benefits	15,038,486
Net assets available for benefits, beginning of year	107,404,017
Net assets available for benefits, end of year	$ 122,442,503